Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000145852
Shareholder Report [Line Items]
Fund Name	Blue Current Global Dividend Fund
Class Name	Institutional Class
Trading Symbol	BCGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blue Current Global Dividend Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bluecurrentfunds.com/resources/. You can also request this information by contacting us at (800) 514-3583.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 514-3583
Additional Information Website	https://bluecurrentfunds.com/resources/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Blue Current Global Dividend Fund - Institutional Class	MSCI World High Dividend Yield Index	MSCI World Index
Aug-2015	$100,000	$100,000	$100,000
Aug-2016	$108,920	$110,972	$106,684
Aug-2017	$123,701	$123,999	$123,951
Aug-2018	$130,604	$131,976	$140,194
Aug-2019	$134,400	$135,301	$140,560
Aug-2020	$139,050	$137,692	$164,154
Aug-2021	$180,641	$169,151	$213,013
Aug-2022	$162,351	$156,317	$180,901
Aug-2023	$183,353	$173,431	$209,129
Aug-2024	$230,500	$203,405	$260,230
Aug-2025	$270,506	$221,212	$301,025

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Blue Current Global Dividend Fund - Institutional Class	17.36%	14.24%	10.46%
MSCI World High Dividend Yield Index	8.75%	9.95%	8.26%
MSCI World Index	15.68%	12.89%	11.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 514-3583 or visit https://bluecurrentfunds.com/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 514-3583 or visit https://bluecurrentfunds.com/ for updated performance information.
AssetsNet	$ 89,914,275
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 467,622
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$89,914,275 Number of Portfolio Holdings41 Advisory Fee (net of waivers)$467,622 Portfolio Turnover33%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.2%
Consumer Discretionary	2.4%
Communications	3.3%
Real Estate	3.7%
Money Market Funds	4.2%
Energy	5.4%
Technology	13.2%
Industrials	14.2%
Health Care	14.4%
Consumer Staples	16.1%
Financials	25.3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.9%
Money Market Funds	4.1%

Country Weighting (% of net assets)

Value	Value
Other Countries	1.5%
Canada	2.1%
Taiwan Province of China	2.3%
Netherlands	2.8%
Switzerland	4.6%
Singapore	4.8%
Germany	5.7%
Japan	6.8%
France	7.6%
United Kingdom	13.5%
United States	46.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RTX Corporation	4.6%
Broadcom, Inc.	3.7%
Morgan Stanley	3.7%
JPMorgan Chase & Company	3.2%
Microsoft Corporation	3.1%
Shell plc - ADR	3.0%
Danone S.A.	3.0%
Mitsubishi UFJ Financial Group, Inc. - ADR	3.0%
DBS Group Holdings Ltd. - ADR	2.9%
Coca-Cola Company (The)	2.9%

Material Fund Change [Text Block]

Material Fund Changes

SCS Capital Management LLC (the "Advisor") became advisor to the Fund on February 1, 2025. A new advisory agreement with the Advisor was approved by the Fund's shareholders at a special meeting held on May 15, 2025.

C000164234
Shareholder Report [Line Items]
Fund Name	Marshfield Concentrated Opportunity Fund
Trading Symbol	MRFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Marshfield Concentrated Opportunity Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://marshfieldfunds.com/fund-documents/. You can also request this information by contacting us at (855) 691-5288.
Additional Information Phone Number	(855) 691-5288
Additional Information Website	https://marshfieldfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Marshfield Concentrated Opportunity Fund	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Marshfield Concentrated Opportunity Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Aug-2016	$10,610	$10,604
Aug-2017	$12,655	$12,326
Aug-2018	$15,781	$14,749
Aug-2019	$18,483	$15,180
Aug-2020	$21,342	$18,510
Aug-2021	$25,919	$24,279
Aug-2022	$25,345	$21,553
Aug-2023	$30,784	$24,989
Aug-2024	$38,431	$31,770
Aug-2025	$42,546	$36,815

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 29, 2015)
Marshfield Concentrated Opportunity Fund	10.71%	14.80%	16.15%
S&P 500® Index	15.88%	14.74%	14.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (855) 691-5288 or visit https://marshfieldfunds.com/fund-facts/ for updated performance information.

Performance Inception Date	Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (855) 691-5288 or visit https://marshfieldfunds.com/fund-facts/ for updated performance information.
AssetsNet	$ 1,278,685,355
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 9,539,091
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,278,685,355 Number of Portfolio Holdings19 Advisory Fee (net of waivers)$9,539,091 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.0%
Money Market Funds	17.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Educational Services	2.1%
Information	2.7%
Construction	2.8%
Wholesale Trade	3.3%
Transportation and Warehousing	3.3%
Administrative and Support and Waste Management and Remediation Services	3.9%
Accommodation and Food Services	4.7%
Manufacturing	6.5%
Money Market Funds	17.0%
Finance and Insurance	25.7%
Retail Trade	27.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
AutoZone, Inc.	11.2%
Ross Stores, Inc.	8.3%
Cummins, Inc.	6.5%
O'Reilly Automotive, Inc.	6.3%
UnitedHealth Group, Inc.	6.3%
Mastercard, Inc. - Class A	5.5%
Visa, Inc. - Class A	5.0%
Progressive Corporation (The)	5.0%
Domino's Pizza, Inc.	4.7%
Arch Capital Group Ltd.	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2025.
C000179800
Shareholder Report [Line Items]
Fund Name	Meehan Focus Fund
Trading Symbol	MEFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Meehan Focus Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.meehanmutualfunds.com. You can also request this information by contacting us at (866) 884-5968.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 884-5968
Additional Information Website	www.meehanmutualfunds.com
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meehan Focus Fund	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Meehan Focus Fund	S&P 500® Index	S&P 500® Value Index
Aug-2015	$10,000	$10,000	$10,000
Aug-2016	$9,994	$11,255	$11,317
Aug-2017	$11,574	$13,082	$12,714
Aug-2018	$13,812	$15,655	$14,398
Aug-2019	$13,918	$16,112	$14,706
Aug-2020	$17,816	$19,647	$15,212
Aug-2021	$24,275	$25,770	$20,269
Aug-2022	$21,063	$22,876	$19,355
Aug-2023	$25,523	$26,524	$22,699
Aug-2024	$33,347	$33,721	$28,062
Aug-2025	$39,601	$39,076	$29,769

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Meehan Focus Fund	18.76%	17.32%	14.75%
S&P 500® Index	15.88%	14.74%	14.60%
S&P 500® Value Index	6.08%	14.37%	11.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 175,559,916
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,182,313
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$175,559,916 Number of Portfolio Holdings27 Advisory Fee (net of waivers)$1,182,313 Portfolio Turnover2%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.9%
Money Market Funds	3.1%

Sector Weighting (% of net assets)

Value	Value
Real Estate	1.7%
Energy	2.2%
Money Market Funds	3.1%
Health Care	6.2%
Communications	7.3%
Industrials	13.0%
Financials	13.7%
Consumer Discretionary	15.2%
Technology	37.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	10.2%
Microsoft Corporation - Class A	8.7%
United Rentals, Inc.	8.6%
Apple, Inc.	7.4%
Alphabet, Inc. - Classes A & C	7.3%
Berkshire Hathaway, Inc. - Class B	7.1%
Lowe's Companies, Inc.	5.8%
NVIDIA Corporation	5.4%
Amazon.com, Inc.	5.4%
Charles Schwab Corporation (The)	3.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective October 3, 2024, Paul P. Meehan became the Fund's sole portfolio manager; no changes were made to the Fund's investment objectives or strategies.